Consolidated Statement of Changes in Equity - CAD ($) $ in Millions	Total	Contributed Surplus [member]	Retained Earnings [member]	Accumulated Other Comprehensive (Loss) on Fair Value through OCI Securities, net of taxes [member]	Accumulated Other Comprehensive Income (Loss) on Cash Flow Hedges, net of taxes	Accumulated Other Comprehensive Income on Translation of Net Foreign Operations, net of taxes [member]	Accumulated Other Comprehensive Income on Pension and Other Employee Future Benefit Plans, net of taxes [member]	Accumulated Other Comprehensive Income (Loss) on Own Credit Risk on Financial Liabilities Designated at Fair Value, net of taxes	Total Accumulated Other Comprehensive Income [member]	Total Shareholders' Equity [member]	Non-controlling interest in subsidiaries [member]	Preferred Shares and Other Equity Instruments (Note 16) [member]	Common shares [member]
Balance at beginning of year at Oct. 31, 2023		$ 328	$ 44,006	$ (464)	$ (5,448)	$ 6,194	$ 943	$ 637			$ 28	$ 6,958	$ 22,941
Statement [Line Items]
Issued during the year												2,379
Redeemed during the year												(1,250)
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan													905
Issued under the Stock Option Plan													74
Treasury shares sold													1
Stock option expense, net of options exercised (Note 20)		15
Net premium on sale of treasury shares		11
Net income attributable to bank shareholders	$ 7,327		7,318
Dividends on preferred shares and distributions payable on other equity instruments (Note 16)			(386)
Dividends on common shares (Note 16)			(4,458)
Equity issue expense			(11)
Unrealized gains on fair value through OCI debt securities arising during the year				217
Unrealized gains (losses) on fair value through OCI equity securities arising during the year				9
Gains on derivatives designated as cash flow hedges arising during the year (Note 7)	2,512				2,512
Reclassification to earnings of (gains) during the year	(83)			(83)
Reclassification to earnings of losses on derivatives designated as cash flow hedges during the year	1,417				1,417
Unrealized gains on translation of net foreign operations	287					287
Unrealized (losses) on hedges of net foreign operations	(100)					(100)
Gains (losses) on remeasurement of pension and other employee future benefit plans (Note 21)	(69)						(69)
(Losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(633)							(633)
Net income attributable to non-controlling interest in subsidiaries	9										9
Dividends to non-controlling interest in subsidiaries											(3)
Other											2
Balance at end of year at Oct. 31, 2024	84,286	354	46,469	(321)	(1,519)	6,381	874	4	$ 5,419	$ 84,250	36	8,087	23,921
Statement [Line Items]
Issued during the year												1,369
Redeemed during the year												(500)
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan													0
Issued under the Stock Option Plan													161
Treasury shares sold													7
Purchased for cancellation													(730)
Stock option expense, net of options exercised (Note 20)		14
Net premium on sale of treasury shares		5
Net income attributable to bank shareholders	8,725		8,709
Dividends on preferred shares and distributions payable on other equity instruments (Note 16)			(436)
Dividends on common shares (Note 16)			(4,630)
Equity issue expense			(4)
Common shares purchased for cancellation (Note 16)			(2,731)
Unrealized gains on fair value through OCI debt securities arising during the year				308
Unrealized gains (losses) on fair value through OCI equity securities arising during the year				(11)
Gains on derivatives designated as cash flow hedges arising during the year (Note 7)	995				995
Reclassification to earnings of (gains) during the year	(65)			(65)
Reclassification to earnings of losses on derivatives designated as cash flow hedges during the year	1,051				1,051
Unrealized gains on translation of net foreign operations	473					473
Unrealized (losses) on hedges of net foreign operations	(76)					(76)
Gains (losses) on remeasurement of pension and other employee future benefit plans (Note 21)	137						137
(Losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(245)							(245)
Net income attributable to non-controlling interest in subsidiaries	16										16
Dividends to non-controlling interest in subsidiaries											(3)
Other											0
Balance at end of year at Oct. 31, 2025	$ 88,100	$ 373	$ 47,377	$ (89)	$ 527	$ 6,778	$ 1,011	$ (241)	$ 7,986	$ 88,051	$ 49	$ 8,956	$ 23,359